Subsequent Events (Details Narrative) - USD ($)					6 Months Ended
	Apr. 15, 2021	Feb. 18, 2021	Jan. 20, 2021	Jul. 30, 2019	Dec. 31, 2020	Jun. 30, 2020
Options exercised
Consulting Agreement [Member] | TJ Capital Management, L.P [Member]
Options exercised				10,000
Subsequent Event [Member]
Proceeds from issuance of warrants			$ 5,400,000
Subsequent Event [Member] | Common Class A [Member]
Stock issued during period, shares			3,455,130
Shares issued price per share			$ 2.15
Subsequent Event [Member] | Investor [Member]
Warrants purchase price per share			2.70
Subsequent Event [Member] | Placement Agent [Member]
Warrants purchase price per share			$ 2.70
Subsequent Event [Member] | TJ Capital Management, L.P [Member] | Common Stock [Member]
Stock issued during period, shares		6,053
Subsequent Event [Member] | Securities Purchase Agreement [Member]
Proceeds from issuance of warrants			$ 5,400,000
Subsequent Event [Member] | Securities Purchase Agreement [Member] | Investor [Member]
Warrants to purchase common stock			1,727,565
Warrants purchase price per share			$ 2.70
Subsequent Event [Member] | Securities Purchase Agreement [Member] | Investor [Member] | Common Class A [Member]
Stock issued during period, shares			3,455,130
Shares issued price per share			$ 2.15
Proceeds from sale of common shares			$ 6,600,000
Subsequent Event [Member] | Securities Purchase Agreement [Member] | Placement Agent [Member]
Warrants to purchase common stock			276,410
Warrants purchase price per share			$ 2.70
Subsequent Event [Member] | Consulting Agreement [Member] | Real Miracle Investments Limited [Member]
Shares issued for service	250,000